LEASE OBLIGATIONS - Schedule of Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Leases [Abstract]
Lease liabilities, beginning balance	$ 7,719,108	$ 6,669,787
Additions	56,575,021	2,196,962
Lease payments	(2,093,371)	(1,327,707)
Foreign exchange gain	(42,772)
Foreign currency translation adjustment	51,331	180,066
Lease liabilities, ending balance	62,209,317	7,719,108
Current portion	7,728,923	1,814,635
Non-current portion	$ 54,480,394	$ 5,904,473	$ 54,480,394	$ 5,904,473